Basis of Presentation and Consolidation (Details)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2009
Properties:
Percentage of control below which a property is not wholly owned but may be consolidated based on control	100.00%
Wholly owned properties included in consolidation	219
Partially owned properties included in consolidation	20
Total number of joint venture properties	144
Number of joint venture properties managed by the entity	85
Number of International joint venture properties	57
Number of joint venture properties managed by others	59
Ownership interest:
Weighted average ownership percentage in the Operating Partnership	82.90%	83.20%	82.40%
Ownership percentage in the Operating Partnership	82.80%	82.90%